Document and Entity Information	Mar. 10, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	Drive Shack Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-31458
Entity Tax Identification Number	81-0559116
Entity Address, Address Line One	10670 N. Central Expressway
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	646
Local Phone Number	585-5591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001175483
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DS
Security Exchange Name	NYSE
9.75% Series B Cumulative Redeemable Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.75% Series B Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PB
Security Exchange Name	NYSE
8.05% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.05% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PC
Security Exchange Name	NYSE
8.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PD
Security Exchange Name	NYSE